WCM Focused Small Cap Fund

Investor Class Shares – WCMJX

Institutional Class Shares – WCMFX

A series of Investment Managers Series Trust

Supplement dated September 20, 2022, to the

Prospectus and Statement of Additional Information (“SAI”)

dated September 1, 2022.

IMPORTANT NOTICE REGARDING PLANNED CHANGES IN THE FUND’S INVESTMENT POLICY, PRINCIPAL INVESTMENT STRATEGIES, EXPENSE STRUCTURE AND BENCHMARK INDEX.

Effective November 30, 2022:

•	The WCM Focused Small Cap Fund’s (the “Fund”) current investment policy of investing at least 80% of its net assets in equity securities of small-capitalization companies will be changed to a policy that requires the Fund to invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies.
•	The Fund’s principal investment strategies will be updated to reflect the Fund’s focus on equity securities of small- and mid-capitalization companies. The Fund’s investment objective of long-term capital appreciation will remain the same.
•	The Fund will replace its benchmark index, the Russell 2000® Value Index, with the Russell 2500® Value Index. The Fund’s advisor, WCM Investment Management, LLC (the “Advisor”), believes the Russell 2500® Value Index is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s updated investment strategy.
•	The Advisor has agreed to lower its management fee for the Fund from 1.00% to 0.85% of the Fund’s average daily net assets.
•	The Advisor has agreed to reduce the limit on the Fund’s total annual fund operating expenses, excluding certain expenses as described below, from 1.25% to 1.10% and 1.00% to 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.

As a result of the foregoing, as of November 30, 2022, the Prospectus and SAI will be updated as follows:

The first paragraph of the Fund’s “Principal Investment Strategies” sections on pages 36 and 95 of the Prospectus is deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- and mid-capitalization companies the Fund’s advisor believes to be undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund primarily invests in common stocks of U.S. companies. The Fund may also invest in real estate investment trusts (“REITs”). The Fund’s advisor considers small- and mid-capitalization companies to be companies with market capitalizations within the range of those companies included in the Russell 2500® Index at the time of purchase. Because small- and mid-capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of June 30, 2022, the market capitalizations of companies included in the Russell 2500® Index were between $25.4 million and $18.0 billion. Investments in companies that move above or below the capitalization range of the Russell 2500® Index may continue to be held by the Fund in the Fund advisor’s sole discretion. The Fund will be managed pursuant to a “focused” strategy whereby the Fund’s investment advisor will typically invest the Fund’s assets in the equity securities of a small number of issuers. Generally, the Fund expects to hold the equity securities of approximately 45 or less issuers.

In the Fund’s “Principal Risks of Investing” section on page 37 of the Prospectus, the “Small-Cap Company Risk” discussion is deleted and replaced with the “Market Capitalization Risk” discussion below. In addition, in the “Principal Risks of Investing in the Funds” section beginning on page 105 of the Prospectus, the parenthetical to the “Small-Cap and Mid-Cap Company Risk” discussion is updated to note the risk is also applicable to the Fund.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small-capitalization or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

The “Fees and Expenses of the Fund” section beginning on page 35 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Investor Class Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Wire fee	$20	$20
Overnight check delivery fee	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.85%		0.85%
Distribution (Rule 12b-1) fee		0.25%		None
Other expenses		0.52%		0.52%
Shareholder service fee	0.11%		0.11%
All other expenses	0.41%		0.41%
Total annual fund operating expenses		1.62%		1.37%
Fees waived and/or expenses reimbursed[2]		(0.52%)		(0.52%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[1,2]		1.10%		0.85%

[1]	The expense information in the table has been restated to reflect the current management fees and expense cap, effective November 30, 2022.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$112	$350	$606	$1,340
Institutional Class	$87	$271	$471	$1,049

The “Average Annual Total Returns” table on page 39 of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for the periods ended December 31, 2021)	1 Year	Since Inception	Inception Date
Institutional Class Shares — Return Before Taxes	19.33%	10.80%	October 30, 2019
Institutional Class Shares — Return After Taxes on Distributions*	16.90%	9.76%	October 30, 2019
Institutional Class Shares — Return After Taxes on Distributions and Sale of Fund Shares*	11.98%	8.03%	October 30, 2019
Investor Class Shares — Return After Taxes on Distributions and Sale of Fund Shares*	18.90%	10.48%	October 30, 2019
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)**	27.77%	16.93%	October 30, 2019
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	28.27%	17.21%	October 30, 2019

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
**	Effective November 30, 2022, the Fund changed its primary performance benchmark from the Russell 2000® Value Index to the Russell 2500® Value Index. WCM Investment Management, LLC, the Fund’s advisor, believes the Russell 2500 Value Index represents a better benchmark with which to compare performance of the Fund in light of the Fund’s investment strategy as of November 30, 2022.

The first table under the “Investment Advisor” heading on page 113 of the Prospectus is deleted in its entirety and replaced with the following:

The following table illustrates the annual contractual advisory fees to the Advisor for the services and facilities it provides to the Funds, payable on a monthly basis.

Fund	Contractual Advisory Fees As a Percentage of Average Daily Net Assets
WCM Focused International Growth Fund	0.85%
WCM Focused Emerging Markets Fund	1.00%
WCM Focused Global Growth Fund	0.85%
WCM International Small Cap Growth Fund	1.00%
WCM Small Cap Growth Fund*	0.99%
WCM Focused Small Cap Fund**	0.85%
WCM China Quality Growth Fund	1.00%
WCM Developing World Equity Fund	1.00%
WCM International Equity Fund	0.85%
WCM Focused International Value Fund	0.85%
WCM Focused International Opportunities Fund	1.00%
WCM International Long-Term Growth Fund	0.85%
WCM Focused Mid Cap Fund	0.85%

*	With respect to the WCM Small Cap Growth Fund, effective July 1, 2022, the Advisor agreed to lower its management fee from 1.00% to 0.99% of the average daily net assets of the Fund.
**	With respect to the WCM Focused Small Cap Fund, effective November 30, 2022, the Advisor agreed to lower its management fee from 1.00% to 0.85% of the average daily net assets of the Fund.

The table under the “Fund Expenses” heading beginning on page 125 of the Prospectus and page B-40 of the SAI is deleted in its entirety and replaced with the following:

	Investor Class	Institutional Class
WCM Focused International Growth Fund	1.50%	1.25%
WCM Focused Emerging Markets Fund	1.50%	1.25%
WCM Focused Global Growth Fund	1.30%	1.05%
WCM International Small Cap Growth Fund	N/A	1.25%
WCM Small Cap Growth Fund*	1.24%	0.99%
WCM Focused Small Cap Fund**	1.10%	0.85%
WCM China Quality Growth Fund	1.50%	1.25%
WCM Developing World Equity Fund	1.50%	1.25%
WCM International Equity Fund	1.50%	1.25%
WCM Focused International Value Fund	1.50%	1.25%
WCM Focused International Opportunities Fund	1.50%	1.25%
WCM International Long-Term Growth Fund	1.50%	1.25%
WCM Focused Mid Cap Fund	1.25%	1.00%

*	With respect to the WCM Small Cap Growth Fund, effective July 1, 2022, the Advisor agreed to reduce the expense caps from 1.50% and 1.25% to 1.24% and 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.
**	With respect to the WCM Focused Small Cap Fund, effective November 30, 2022, the Advisor agreed to reduce the expense caps of the Fund’s Investor Class from 1.25% to 1.10%, and of the Fund’s Investor Class from 1.00% 0.85%, of the average daily net assets of the respective Class’ shares.

As of the Effective Date, all additional references in the Fund’s Prospectus and SAI to the annual management fee and expense limitation arrangement with respect to the WCM Small Cap Growth Fund are revised as indicated above.

Please file this Supplement with your records.